Securities at amortized cost and HTM financial assets_Changes in loss allowance of securities at amortized cost (Details) - KRW (₩)		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance	[1]			₩ (5,078,000,000)
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses				0
Transfer to lifetime expected credit losses				0
Transfer to credit-impaired financial assets				0
Reversal of credit loss on securities at amortized cost losses		₩ (199,000,000)	₩ 0	(191,000,000)	₩ 0
Disposal				22,000,000
Others	[2]			(3,000,000)
Ending balance		(5,250,000,000)		(5,250,000,000)
Securities at amortized cost | Stage 1
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance	[1]			(5,078,000,000)
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses				0
Transfer to lifetime expected credit losses				0
Transfer to credit-impaired financial assets				0
Reversal of credit loss on securities at amortized cost losses				(191,000,000)
Disposal				22,000,000
Others	[2]			(3,000,000)
Ending balance		(5,250,000,000)		(5,250,000,000)
Securities at amortized cost | Stage 2
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance	[1]			0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses				0
Transfer to lifetime expected credit losses				0
Transfer to credit-impaired financial assets				0
Reversal of credit loss on securities at amortized cost losses				0
Disposal				0
Others				0
Ending balance		0		0
Securities at amortized cost | Stage 3
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance	[1]			0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses				0
Transfer to lifetime expected credit losses				0
Transfer to credit-impaired financial assets				0
Reversal of credit loss on securities at amortized cost losses				0
Disposal				0
Others				0
Ending balance		₩ 0		₩ 0

[1]	The beginning balance was restated in accordance with IFRS 9.
[2]	Others consist of foreign currencies translation, etc.